Stock option plan (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Plan in force:
Equity settled		R$ 967	R$ 142	R$ 0
Cash settled		1,318	41	0
Canceled plan		0	0	1,677
Shares granted to executives’ officers		246	751	1,522
Expenses recognized in profit or loss (note 24)	[1]	2,531	934	3,199
Other effects in shareholders’ equity		1,282	1,751	0
Total		3,813	2,685	3,199
(-) Effect of cash settled		(1,318)	(41)	0
Effect of movements in exchange rates		3	8	(29)
Total shareholders’ equity		R$ 2,498	R$ 2,652	R$ 3,170

[1]	Stock options in the total amount of R$2,531 (R$934 as of December 31,2020 and R$3,199 as of December 31, 2019) include R$1,930 (R$139 as of December 31, 2020 and R$626 as of December 31, 2019) classified as cost of services and R$601 (R$795 as of December 31, 2020 and R$2,573 as of December 31, 2019) as expenses.